INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

3. INCOME TAXES

As of December 31, 2010, the Company had $389,190 in federal net operating loss carryforwards, respectively, that it can use to offset a certain amount of taxable income in the future. These net operating loss carryforwards expire between 2029 and 2030.

The resulting deferred tax asset is offset by a 100% valuation allowance due to the uncertainty of its realization. The primary difference between income tax expense attributable to continuing operations and the amount of income tax expense that would result from applying domestic federal statutory rates to income before provision for income taxes relates to the change in the valuation allowance.

The Company has adopted the accounting standards that clarify the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. Our policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the three and nine months ended September 30, 2011 and 2010.

The Company files income tax returns with the Internal Revenue Service (“IRS”) and the State of California. As of September 30, 2011, all of the Company’s tax filings are subject to examination.

3. INCOME TAXES

The Company has $389,190 and $386,549 in federal and state net operating loss carryforwards, respectively, that it can use to offset a certain amount of taxable income in the future. These net operating loss carryforwards expire between 2029 and 2031. The resulting deferred tax asset is offset by a 100% valuation allowance due to the uncertainty of its realization. The primary difference between income tax expense attributable to continuing operations and the amount of income tax expense that would result from applying domestic federal statutory rates to income before provision for income taxes relates to the change in the valuation allowance.

The Company has adopted the accounting standards that clarify the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. Our policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the years ended December 31, 2010 and 2009. The Company files income tax returns with the Internal Revenue Service (“IRS”) and the State of California. As of December 31, 2010, all of the Company’s tax filings are subject to examination.